Simplify Macro Strategy ETF
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 82.9%
Alternative Funds – 36.9%
Simplify Managed Futures Strategy ETF(a)(b) ................................... 129,042 $ 3,219,598
Simplify Market Neutral Equity Long/Short ETF(a) ................................ 287,000 6,701,450
9,921,048
Commodity Funds – 6.8%
iShares Gold Trust* ........................................................ 43,200 1,814,832
Equity Funds – 9.4%
Simplify US Equity Plus Qis ETF(a) ........................................... 86,947 2,537,783
Fixed Income Funds – 29.8%
Simplify High Yield PLUS Credit Hedge ETF(a)(b) ................................ 149,854 3,435,253
Simplify Intermediate Term Treasury Futures Strategy ETF(a)(b) .................... 37,248 497,261
Simplify Short Term Treasury Futures Strategy ETF(a)(b) .......................... 186,315 4,074,709
8,007,223
Total Exchange-Traded Funds (Cost $22,219,546) ................................... 22,280,886
Principal
U.S. Treasury Inflation Indexed Bonds – 12.5%
U.S. Treasury Inflation Indexed Bond, 0.13%, 2/15/2052(b)
(Cost $3,368,256) ....................................................... $ 5,100,000 3,341,714
Number of
Contracts Notional Amount
Purchased Options – 0.2%
Calls – Exchange-Traded – 0.2%
S&P 500 Index, April Strike Price $5,175, Expires 4/12/24 ............... 3 $ 1,552,500 30,600
S&P 500 Index, April Strike Price $5,295, Expires 4/19/24 ............... 3 1,588,500 11,370
S&P 500 Index, April Strike Price $5,310, Expires 4/26/24 ............... 3 1,593,000 13,920
55,890
Puts – Exchange-Traded – 0.0%†
S&P 500 Index, April Strike Price $4,720, Expires 4/05/24 ............... 20 9,440,000 750
S&P 500 Index, April Strike Price $4,730, Expires 4/12/24 ............... 20 9,460,000 2,850
3,600
Total Purchased Options (Cost $46,980) ............................................. 59,490
Shares
Money Market Funds – 0.9%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 5.20%(c)
(Cost $241,467) ......................................................... 241,467 241,467
Total Investments – 96.5%
(Cost $25,876,249) ............................................................ $ 25,923,557
Other Assets in Excess of Liabilities – 3.5% ........................................... 949,023
Net Assets – 100.0% ............................................................ $ 26,872,580

Simplify Macro Strategy ETF
Consolidated Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)
2
Number of
Contracts Notional Amount Value
Written Options – (0.0)%†
Puts – Exchange-Traded – (0.0)%†
S&P 500 Index, April Strike Price $5,035, Expires 4/05/24 ............... (20) $ (10,070,000) $ (2,000)
S&P 500 Index, April Strike Price $5,045, Expires 4/12/24 ............... (20) (10,090,000) (9,800)
(11,800)
Total Written Options (Premiums Received $17,008) .................................... $ (11,800)
† Less than 0.05%
* Non Income Producing
(a) Affiliated fund managed by Simplify Asset Management Inc.
(b) Securities with an aggregate market value of $9,148,781 have been pledged as collateral for options as of March 31, 2024.
(c) Rate shown reflects the 7-day yield as of March 31, 2024.
At March 31, 2024, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
KC HRW Wheat Future ............................ 100 $ 2,898,750 7/12/24 $ 65,175

Simplify Macro Strategy ETF
Consolidated Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)
3
Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning of
the period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital Gain
Distributions
Simplify
Aggregate
Bond ETF $ 2,397,076 $ 1,006,275 $ (3,252,085) $ (217,443) $ 66,177 $ — — $ 172,789 $ —
Simplify
Commodities
Strategy No
K-1 ETF 3,245,076 27,079 (3,214,716) (107,931) 50,492 — — 25,798 —
Simplify High
Yield PLUS
Credit
Hedge ETF 8,900,355 — (5,766,572) 114,745 186,725 3,435,253 149,854 254,969 —
Simplify Interest
Rate Hedge
ETF — 185,570 (179,349) (6,221) — — — — —
Simplify
Intermediate
Term
Treasury
Futures
Strategy
ETF 3,006,326 — (2,301,927) (398,961) 191,823 497,261 37,248 46,732 —
Simplify Managed
Futures
Strategy
ETF 7,095,936 — (3,905,239) 156,299 (127,398) 3,219,598 129,042 164,784 125,988
Simplify Market
Neutral
Equity Long/
Short ETF 2,461,750 6,860,104 (2,469,995) (31,994) (118,415) 6,701,450 287,000 — —
Simplify Short
Term
Treasury
Futures
Strategy
ETF 7,990,232 2,550,022 (6,312,655) (548,362) 395,472 4,074,709 186,315 192,705 —
Simplify US
Equity Plus
Qis ETF — 2,674,746 (474,903) 17,306 320,634 2,537,783 86,947 51,303 —
Simplify Volatility
Premium
ETF 2,740,253 — (2,758,056) 135,519 (117,716) — — — —
$ 37,837,004 $ 13,303,796 $ (30,635,497) $ (887,043) $ 847,794 $ 20,466,054 876,406 $ 909,080 $ 125,988

Simplify Macro Strategy ETF
Consolidated Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)
4
††
The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.
Summary of Investment Type††
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 82.9%
U.S. Treasury Inflation Indexed Bonds ................................................................ 12.5%
Purchased Options ............................................................................... 0.2%
Money Market Funds ............................................................................. 0.9%
Total Investments ................................................................................ 96.5%
Other Assets in Excess of Liabilities .................................................................. 3.5%
Net Assets ..................................................................................... 100.0%